Goodwill And Core Deposit Intangible, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 I Bank	Apr. 01, 2012 I Bank	Dec. 31, 2012 Community Group	Oct. 01, 2012 Community Group
Goodwill And Other Intangible Assets [Line Items]
Goodwill		$ 28,742		$ 28,742	$ 11,222	$ 11,222	$ 11,222
Additions to goodwill				17,746	0	0		12,967	12,967	4,779	4,779
Reduction of goodwill	254			254	0	0
Amortization of core deposit intangibles		$ 352	$ 311	$ 656	$ 567	$ 431